BASIS OF PRESENTATION AND LIQUIDITY (Details Textual) (USD $)		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Treppel Credit Line [Member]	Mar. 31, 2013 Treppel Credit Line [Member]	Dec. 31, 2013 Hakim Credit Line Agreement [Member]	Dec. 31, 2013 LPC Purchase Agreement [Member]	Dec. 31, 2013 Treppel Note [Member]	Nov. 21, 2013 Treppel Note [Member]
Debt Instrument, Face Amount	$ 10,000,000					$ 600,000	$ 600,000
Debt Instrument, Convertible, Conversion Price	$ 0.07					$ 0.099	$ 0.099
Debt Instrument, Convertible, Number of Equity Instruments for Each $1,000 of Principal Amount						10,101
Line Of Credit Facility, Interest Rate During Period		10.00%	10.00%	10.00%
Common Stock Purchase Obligation Amount					10,000,000
Common Stock Purchase Obligation For Single Business Day Amount					80,000
Common Stock Purchase Obligation For Two Business Days Amount					$ 500,000
Common Stock Purchase Obligation Floor Price					0.07
Common Stock Percentage Of Purchase Obligation Maximum					9.99%